Equity - Proposal for distribution of profits (Details) - SEK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity [abstract]
At the disposal of the Annual General Meeting	kr 19,869
– dividend to the shareholder of Skr 118,58 share amounting to	473	kr 1,673
Remaining disposable funds to be carried forward	kr 19,396
Proposed dividends per share (Skr per share)	kr 118.58